Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2023
Nature of business and organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities	The accompanying consolidated financial statements reflect the activities of WiMi Cayman and each of the following entities as of December 31, 2023:
Name	Background	Ownership
WiMi Hologram Cloud Limited(“WiMi HK”)	● A Hong Kong company ● Incorporated on September 4, 2018 ● Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman

Beijing Hologram WiMi Cloud Network Technology Co., Ltd.(“WiMi WFOE”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● A holding company	100% owned by WiMi HK

Beijing WiMi Cloud Software Co., Ltd.(“Beijing WiMi”)	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Primarily engages in Hologram advertising services	VIE of WiMi WFOE

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi

Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Name	Background	Ownership
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)	● A PRC limited liability company ● Incorporated on June 9, 2021 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in MR software development and licensing	100% owned by Beijing WiMi

Skystar Development Co., Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in MR software development and licensing	100% owned by Micro Beauty

Viru Technology Limited (“Viru”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Primarily engages in AR advertising services	55% owned by Wimi HK

Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● A PRC limited liability company ● Incorporated on August 26, 2022 ● Primarily engages in AR advertising services and no material operation as of December 31, 2023	100% owned by Viru

Name	Background	Ownership
VIDA Semicon Co., Limited (“VIDA”)	● A Hong Kong company ● Incorporated on August 21, 2020 ● Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK

Weeto Investment PTE. Ltd (“Weeto”)	● A Singapore limited liability company ● Incorporated on April 28, 2022 ● Primarily engages in AR advertising services. No material operations as of December 31, 2023	100% owned by Wimi Cayman

Lixin Technology Co., Ltd. (“Lixin Technology”)

●   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●   Incorporated on August 4, 2020

●   Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by WiMi Cayman

Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● A PRC limited liability company ● Incorporated on October 10, 2020 ● Plan to support the daily operations of Lixin Technology	100% owned by Lixin Technology

Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on March 4, 2021 ● A holding company	100% owned by WiMi Cayman

Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● A PRC limited liability company ● Incorporated on May 21, 2021 ● Plan to engage AR advertising services	100% owned by TJ Zhongzheng

Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)	● A PRC limited liability company ● Incorporated on May 26, 2021 ● Plan to engage AR advertising services	100% owned by Shenzhen Hedao Dissolved on June 2, 2023

Name	Background	Ownership
MicroAlgo Inc. (“MicroAlgo”)	● A Cayman company ● Incorporated on May 14, 2018 ● A holding company	56% owned by Wimi Cayman

VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● A Cayman company ● Incorporated on September 24, 2020 ● Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022

Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	● A Singapore company ● Incorporated on January 9, 2009 ● Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020 Disposed in April 2023

Wisdom Lab Inc. (“Wisdom Lab”)	● A Cayman Islands company ● Incorporated on May 6, 2021 ● Engages in software solution for intelligent chips	100% owned by Fe-Da Electronics Disposed in April 2023

Excel Crest Limited (“Excel Crest”)	● A Hong Kong company ● Incorporated on September 10, 2020 ● Support the daily operations of Fe-da Electronics in Hong Kong	100% owned by Fe-da Electronics Disposed in April 2023

VIYI Technology Ltd. (“VIYI Ltd”)	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company	100% owned by VIYI

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● A holding company	100% owned by VIYI Ltd

Name	Background	Ownership
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● A PRC limited liability company ● Incorporated on November 30, 2020 ● Engages in providing software support services	58% owned by Shenzhen Weiyixin

Weidong Technology Co., Ltd. (“Weidong”)	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● A PRC limited liability company ● Incorporated on March 18, 2019 ● Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by SZ Weidong

Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● A PRC limited liability company ● Incorporated on October 30, 2020 ● Primarily engages in AR advertising services	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021

Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Primarily engages in central processing algorithm in mobile games industry	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021; Dissolved in October 2023;

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Primarily engages in AR advertising services	100% owned by Weidong

Name	Background	Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

CDDI Capital Ltd (“CDDI”)	● A British Virgin Islands Company ● Incorporated on June 5, 2023	100% owned by VIYI Technology Limited

VIWO AI Technology Inc. (“VIWO Cayman”)	● Incorporated on June 5, 2023, under the laws of the Cayman Islands ● A holding company	55% owned by CDDI Capital Ltd

Viwo Technology Limited. (“Viwo Tech”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Engages in intelligent chips design	100% owned by VIWO Cayman

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● A PRC limited liability company ● Incorporated on July 19, 2021 ● No operations as of December 31, 2022	100% owned by Viwo Tech

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● A PRC limited liability company ● Incorporated on June 22, 2021 ● Engages in E-commerce services and application of intelligent visual algorithm technology	100% owned by Viwotong Tech

Beijing Younike Information Technology Co., Ltd. (“Younike”)	● A PRC limited liability company ● Incorporated on July 22, 2022 ● Engages in central processing algorithm in advertising industry	100% owned by Viwotong Tech

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● A PRC limited liability company ● Incorporated on March 27, 2023 ● Primarily engages in central processing algorithm in advertising industry	100% owned by Weidong

VIWO Technology (HK) Limited (VIWO HK)	● A Hong Kong company ● Incorporated on December 20,2023 ● A holding company	100% owned by VIWO Cayman